Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	$ 24.4	$ 12.6	$ (7.5)	$ (29.1)	$ 30.9	$ 87.1	$ (46.6)
Other comprehensive income (loss)
Foreign currency translation adjustments					(21.0)	6.5	(26.2)
Translation of long-term loans to foreign subsidiaries					0.8	(1.6)	0.1
Revaluation gain on sale of businesses					(2.4)	0	0
Translation adjustments, net	(23.0)	2.0	(22.8)	(17.4)	(22.6)	4.9	(26.1)
Pension and other postretirement benefit plans:
Net gain (loss) arising during period					133.6	(28.7)	(110.5)
Amortization of prior service credit included in net earnings (loss)					(5.7)	(3.4)	(3.5)
Amortization of net actuarial (gain) loss included in net earnings (loss)					0.3	(0.1)	0.4
Plan curtailments/settlements included in net earnings (loss)					(2.1)	(12.7)	11.8
Pension and other postretirement benefit plans, net	(1.5)	(1.3)	(4.5)	(4.1)	126.1	(44.9)	(101.8)
Other comprehensive income (loss), before tax	(24.5)	0.7	(27.3)	(21.5)	103.5	(40.0)	(127.9)
Income tax benefit (expense) related to items of other comprehensive income (loss)	0.6	0.5	1.7	1.6	(48.7)	17.3	37.5
Other comprehensive income (loss), net of tax	(23.9)	1.2	(25.6)	(19.9)	54.8	(22.7)	(90.4)
Total comprehensive income (loss)	0.5	13.8	(33.1)	(49.0)	85.7	64.4	(137.0)
Less: comprehensive (income) loss attributable to noncontrolling interest	0	0.3	0.3	0.8	1.6	0.4	0
Comprehensive income (loss) attributable to Quad/Graphics common shareholders	$ 0.5	$ 14.1	$ (32.8)	$ (48.2)	$ 87.3	$ 64.8	$ (137.0)